Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

The detail information of the subsidiaries at the end of reporting period was as follows:

			Percentage of Ownership
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2016	2017	Note
Chunghwa Telecom Co., Ltd.	Senao International Co., Ltd. (“SENAO”)	Handset and peripherals retailer; sales of CHT mobile phone plans as an agent	29	29	1)
	Light Era Development Co., Ltd. (“LED”)	Planning and development of real estate and intelligent buildings, and property management	100	100
	Donghwa Telecom Co., Ltd. (“DHT”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Telecom Singapore Pte., Ltd. (“CHTS”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa System Integration Co., Ltd. (“CHSI”)	Providing system integration services and telecommunications equipment	100	100
	Chunghwa Investment Co., Ltd. (“CHI”)	Investment	89	89
	CHIEF Telecom Inc. (“CHIEF”)	Network integration, internet data center (“IDC”), communications integration and cloud application services	69	67	2)
	CHYP Multimedia Marketing & Communications Co., Ltd. (“CHYP”)	Digital information supply services and advertisement services	100	100	3)
	Prime Asia Investments Group Ltd. (B.V.I.) (“Prime Asia”)	Investment	100	100
	Spring House Entertainment Tech. Inc. (“SHE”)	Digital entertainment contents production, animated character licensing and endorsement, and mobile digital platform construction	56	56
	Chunghwa Telecom Global, Inc. (“CHTG”)	International private leased circuit, internet services, and transit services	100	100
	Chunghwa Telecom Vietnam Co., Ltd. (“CHTV”)	Intelligent energy saving solutions, international circuit, and information and communication technology (“ICT”) services	100	100
	Smartfun Digital Co., Ltd. (“SFD”)	Providing diversified family education digital services	65	65
	Chunghwa Telecom Japan Co., Ltd. (“CHTJ”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Sochamp Technology Inc. (“CHST”)	Design, development and production of Automatic License Plate Recognition software and hardware	51	51
	Honghwa International Co., Ltd. (“HHI”)	Telecommunication engineering, sales agent of mobile phone plan application and other business services	100	100
	Chunghwa Leading Photonics Tech Co., Ltd. (“CLPT”)	Production and sale of electronic components and finished products	75	75	4)
	Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”)	International private leased circuit, IP VPN service, ICT and cloud VAS services	—	100	5)

(Continued)

			Percentage of Ownership
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2016	2017	Note
	CHT Security Co., Ltd. (“CHTSC”)	Computing equipment installation, wholesale of computing and business machinery equipment and software, management consulting services, data processing services, digital information supply services and internet identify services	—	80	6)
	New Prospect Investments Holdings Ltd. (B.V.I.) (“New Prospect”)	Investment	100	—	7)
Senao International Co., Ltd.	Senao International (Samoa) Holding Ltd. (“SIS”)	International investment	100	100
	Youth Co., Ltd. (“Youth”)	Sale of information and communication technologies products	89	89
	Aval Technologies Co., Ltd. (“Aval”)	Sale of information and communication technologies products	100	100
	SENYOUNG Insurance Agent Co., Ltd. (“SENYOUNG”)	Property and liability insurance agency	—	100	8)
Youth Co., Ltd.	ISPOT Co., Ltd. (“ISPOT”)	Sale of information and communication technologies products	100	100
	Youyi Co., Ltd. (“Youyi”)	Maintenance of information and communication technologies products	100	100
CHIEF Telecom Inc.	Unigate Telecom Inc. (“Unigate”)	Telecommunications and internet service	100	100
	Chief International Corp. (“CIC”)	Telecommunications and internet service	100	100
	Shanghai Chief Telecom Co., Ltd. (“SCT”)	Telecommunications and internet service	49	49
Chunghwa System Integration Co., Ltd.	Concord Technology Co., Ltd. (“Concord”)	Investment	100	100	9)
Spring House Entertainment Tech. Inc.	Ceylon Innovation Co., Ltd. (“CEI”)	E-book publishing and copyright negotiation of digital music	—	—	10)
Chunghwa Investment Co., Ltd.	Chunghwa Precision Test Tech. Co., Ltd. (“CHPT”)	Production and sale of semiconductor testing components and printed circuit board	41	38	11)
	Chunghwa Investment Holding Co., Ltd. (“CIHC”)	Investment	—	—	12)
Concord Technology Co., Ltd.	Glory Network System Service (Shanghai) Co., Ltd. (“GNSS (Shanghai)”)	Design, development and production of computer and internet software, installment, maintenance and consulting services of information system integration, and sales of self-production products	100	—	13)
Chunghwa Precision Test Tech. Co., Ltd.	Chunghwa Precision Test Tech. USA Corporation (“CHPT (US)”)	Design and after-sale services of semiconductor testing components and printed circuit board	100	100
	CHPT Japan Co., Ltd. (“CHPT (JP)”)	Related services of electronic parts, machinery processed products and printed circuit board	100	100
	Chunghwa Precision Test Tech. International, Ltd. (“CHPT (International)”)	Wholesale and retail of electronic materials, and investment	100	100
Senao International (Samoa) Holding Ltd.	Senao International HK Limited (“SIHK”)	International investment	100	100

(Continued)

			Percentage of Ownership
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2016	2017	Note
Chunghwa Investment Holding Co., Ltd.	CHI One Investment Co., Limited (“COI”)	Investment	—	—	14)
Senao International HK Limited	Senao Trading (Fujian) Co., Ltd. (“STF”)	Sale of information and communication technologies products	100	100
	Senao International Trading (Shanghai) Co., Ltd. (“SITS”)	Sale of information and communication technologies products	100	100
	Senao International Trading (Shanghai) Co., Ltd. (“SEITS”)	Maintenance of information and communication technologies products	100	100	15)
	Senao International Trading (Jiangsu) Co., Ltd. (“SITJ”)	Sale of information and communication technologies products	100	100	17)
Prime Asia Investments Group Ltd. (B.V.I.)	Chunghwa Hsingta Co., Ltd. (“CHC”)	Investment	100	100
Chunghwa Hsingta Co., Ltd. (“CHC”)	Chunghwa Telecom (China) Co., Ltd. (“CTC”)	Integrated information and communication solution services for enterprise clients, and intelligent energy network service	100	100
	Jiangsu Zhenhua Information Technology Company, LLC. (“JZIT”)	Providing intelligent energy saving solution and intelligent buildings services	75	75	16)
Chunghwa Precision Test Tech. International, Ltd.	Shanghai Taihua Electronic Technology Limited (“STET”)	Design of printed circuit board and related consultation service	100	100

(Concluded)

1)

The Company owns 28.93% equity shares of SENAO. Chunghwa had originally four out of seven seats of the Board of Directors of SENAO through the support of large beneficial stockholders.  In order to comply with the local regulations, SENAO increased two seats of independent directors in June 2016; therefore, total seats of its Board of Directors increased to nine and Chunghwa continues to hold four out of nine seats of the Board of Directors.  As Chunghwa remains the control over SENAO’s relevant activities, the accounts of SENAO are included in the consolidated financial statements.

2)

Chunghwa and CHI disposed some shares of CHIEF in June 2017 before CHIEF traded its shares on the emerging stock market according to the local requirements.  The Company’s equity ownership of CHIEF decreased to 70.43% as of December 31, 2017.  CHIEF issued new shares in March 2018 as its employees exercised their options.  The Company’s equity ownership decreased to 69.31% on March 31, 2018.

3)	Chunghwa International Yellow Pages Co., Ltd changed its name to CHYP Multimedia Marketing & Communications Co., Ltd starting from September 4, 2017.
4)	Chunghwa invested 75% equity shares of Chunghwa Leading Photonics Tech Co., Ltd. (“CLPT”) in July 2016.
5)	Chunghwa invested 100% equity shares of Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”) in March 2017.
6)	Chunghwa invested 80% equity shares of CHT Security Co., Ltd. (“CHTSC”) in December 2017.
7)	New Prospect was approved to dissolve its business in April 2017. The liquidation of New Prospect was completed in May 2017.
8)	SENAO invested 100% equity shares of SENYOUNG Insurance Agent Co., Ltd. (“SENYOUNG”) in November 2017.
9)	Concord was approved to end and dissolve its business in August 2017. The liquidation of Concord was completed in January 2018.
10)	CEI’s liquidation was completed in August 2016 and SHE received the proceeds from the liquidation.
11)

CHI disposed of some shares of CHPT in March 2016.  Furthermore, CHI did not participate in the capital increase of CHPT in March 2016 and September 2017. Therefore, its ownership interest in CHPT decreased to 38.30%.  However, considering absolute and relative size of ownership interest, and the dispersion of shares owned by the other stockholders, the management concluded that the Company has a sufficiently dominant voting interest to direct the relevant activities; hence, CHPT is deemed as a subsidiary of the Company.

12)	CIHC’s dissolution was approved in August 2016 and the liquidation was completed in September 2016. CHI received the proceeds from the liquidation.
13)	GNSS (Shanghai) completed its liquidation in August 2017 and Concord received the proceeds from the liquidation.
14)	COI completed its liquidation in July 2016 and CIHC received the proceeds from the liquidation.
15)	SEITS was approved to end and dissolve its business in March 2017. The liquidation of SEITS was completed in March 2018.
16)	JZIT was approved to end and dissolve its business in May 2016. The liquidation of JZIT is still in process.
17)	SITJ was approved to end and dissolve its business in April 2018. The liquidation of SITJ is still in process.
18)	LED invested 60% equity shares of Taoyuan Asia Silicon Valley Innovation Co., Ltd. (“TASVI”) in March 2018.

Detailed Information of Equity Transactions

The detailed information of the equity transactions for the years ended December 31, 2015, 2016 and 2017 was as follows:

	Year Ended December 31
	2015			2016		2017
	CHI Disposed Some Shares of CHPT	SENAO Purchased Its Treasury Stock	SENAO Participated in Youth's Share Subscription	CHI Disposed Some Shares of CHPT	CHI Did Not Participate in the Capital Increase of CHPT	CHI Did Not Participate in the Capital Increase of CHPT	SENAO Transferred its Treasury Stock	Chunghwa and CHI Disposed Some Shares of CHIEF
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from (paid to) Noncontrolling interests	$45	$(492)	$—	$83	$1,175	$2,552	$164	$106
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(18)	416	(0.4)	(25)	(786)	(1,750)	(137)	(29)
Differences arising from equity transactions	$27	$(76)	$(0.4)	$58	$389	$802	$27	$77
Line items for equity transaction adjustments
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$27	$—	$—	$58	$—	$—	$—	$77
Additional paid-in capital - arising from changes in equities of subsidiaries	$—	$(15)	$(0.4)	$—	$389	$802	$27	$—
Unappropriated earnings	$—	$(61)	$—	$—	$—	$—	$—	$—

Youth Co., Ltd. (Youth) [Member]
Disclosure of subsidiaries [Line Items]
Business Combinations
c.	Business combinations
1)	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (％)	Consideration Transferred
				NT$
				(In Millions)
Youth Co., Ltd. and its subsidiaries	Sale and maintenance of information and communication technologies products	September 2, 2015	70	$135
2)	Assets acquired and liabilities assumed at the date of acquisition

Youth and Its Subsidiaries
NT$
(In Millions)
Current assets
Cash and cash equivalents	$21
Accounts and other receivables	10
Inventories	30
Prepayments	6
Other current assets	6
Noncurrent assets
Property, plant and equipment	36
Intangible assets	259
Refundable deposits	22
Deferred income tax assets	4
Other noncurrent assets	32
Current liabilities
Short-term loans	(54)
Trade notes payable	(9)
Accounts and other payables	(75)
Other current liabilities	(80)
Noncurrent liabilities
Long-term loans	(40)
Deferred income tax liabilities	(44)
Other noncurrent liabilities	(10)
$114

3)	Goodwill arising on acquisition

Youth and Its Subsidiaries
NT$
(In Millions)
Consideration transferred	$135
Add: Noncontrolling interest (30% of the recognized amounts of Youth and its subsidiaries’ identifiable net assets)	34
Less: Fair value of identifiable net assets acquired	(114)
Goodwill arising on acquisition	$55

4)	Net cash outflow on acquisition of subsidiaries

Youth and Its Subsidiaries
NT$
(In Millions)
Consideration paid in cash	$135
Less: Cash and cash equivalents acquired	(21)
$114

5)	Impact of acquisitions on the results of the Company’s financial performance

The results of the acquired subsidiaries’ financial performance from the acquisition date to December 31, 2015, were as follows:

Youth and ItsSubsidiaries
NT$
(In Millions)
Revenue	$188
Net loss	$18

Less than wholly owned subsidiaries that have material noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2016	2017
SENAO	Taiwan	71%	71%
CHPT	Taiwan	59%	62%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2015	2016	2017	2016	2017
	NT$	NT$	NT$	NT$	NT$
		(In Millions)
SENAO	$551	$690	$592	$4,069	$4,092
CHPT	$212	$341	$431	1,575	3,513
Individually immaterial subsidiaries with noncontrolling interests				628	869
				$6,272	$8,474

Summarized Financial Information Before Intercompany Eliminations

The summarized financial information below represents amounts before intercompany eliminations.

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Current assets	$7,762	$7,584
Noncurrent assets	$2,535	$2,531
Current liabilities	$4,466	$4,278
Noncurrent liabilities	$155	$160
Equity attributable to the parent	$1,607	$1,585
Equity attributable to noncontrolling interests	$4,069	$4,092
	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
Revenue and income	$35,944	$34,453	$36,038
Costs and expenses	35,171	33,476	35,200
Profit for the year	$773	$977	$838

Profit attributable to the parent	$222	$287	$246
Profit attributable to noncontrolling interests	551	690	592
Profit for the year	$773	$977	$838

Other comprehensive income (loss) attributable to the parent	$(1)	$(21)	$3
Other comprehensive loss attributable to noncontrolling interests	(2)	(53)	(17)
Other comprehensive loss for the year	$(3)	$(74)	$(14)

Total comprehensive income attributable to the parent	$222	$266	$249
Total comprehensive income attributable to noncontrolling interests	548	637	575
Total comprehensive income for the year	$770	$903	$824

Dividends paid to noncontrolling interests	$274	$526	$703

Net cash flow from operating activities	$1,739	$531	$1,081
Net cash flow from investing activities	54	130	(57)
Net cash flow from financing activities	(1,530)	(677)	(897)
Effect of exchange rate changes on cash and cash equivalents	11	(7)	(2)
Net cash inflow (outflow)	$274	$(23)	$125

.  The summarized financial information below represents amounts before intercompany eliminations.

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Current assets	$2,116	$4,496
Noncurrent assets	$1,872	$2,167
Current liabilities	$1,323	$965
Noncurrent liabilities	$1	$1
Equity attributable to CHI	$1,089	$2,184
Equity attributable to noncontrolling interests	$1,575	$3,513

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
Revenue and income	$1,735	$2,607	$3,127
Costs and expenses	1,341	2,020	2,402
Profit for the year	$394	$587	$725

Profit attributable to CHI	$182	$246	$294
Profit attributable to noncontrolling interests	212	341	431
Profit for the year	$394	$587	$725

Other comprehensive loss attributable to CHI	$—	$—	$(1)
Other comprehensive loss attributable to noncontrolling interests	—	—	(2)
Other comprehensive loss for the year	$—	$—	$(3)

Total comprehensive income attributable to CHI	$182	$246	$293
Total comprehensive income attributable to noncontrolling interests	212	341	429
Total comprehensive income for the year	$394	$587	$722

Dividends paid to noncontrolling interests	$35	$109	$146

Net cash flow from operating activities	$532	$671	$1,052
Net cash flow from investing activities	(200)	(904)	(639)
Net cash flow from financing activities	(112)	841	2,306
Effect of exchange rate changes on cash and cash equivalents	3	(2)	(4)
Net cash inflow	$223	$606	$2,715